Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 35,423
Additions	1,471
Depreciation for the period	(2,821)
Translation differences	55
Ending balance	34,128 [1]
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	29,495
Depreciation for the period	(1,500)
Translation differences	55
Ending balance	28,050
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,551
Additions	116
Depreciation for the period	(304)
Ending balance	1,363
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,377
Additions	1,355
Depreciation for the period	(1,017)
Ending balance	€ 4,715

[1]	Unaudited